Cost of Services - Schedule of Cost of Services (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cost of Services [Line Items]
Total	$ 6,756,711	$ 4,948,193	$ 3,352,149
Consultant fee [Member]
Schedule of Cost of Services [Line Items]
Total	1,087,392	2,194,536	2,413,237
IT expenses [Member]
Schedule of Cost of Services [Line Items]
Total	5,660,899	2,408,554	239,426
Subscription fee [Member]
Schedule of Cost of Services [Line Items]
Total	8,116	10,892	30,720
Referral fee [Member]
Schedule of Cost of Services [Line Items]
Total		181,139	552,263
Others [Member]
Schedule of Cost of Services [Line Items]
Total	$ 304	$ 153,072	$ 116,503